Taxation (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2030 CNY (¥)	Dec. 31, 2029 CNY (¥)	Dec. 31, 2028 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation [Line Items]
Pay a minimum annual tax (in Dollars)	¥ 5,108			¥ 14,521
Retained earnings	(4,737,342)				¥ (4,703,305)						$ (698,198,000)
Consideration of subsidiary													¥ 141,500
Deferred income tax	398,148			392,908	392,908							¥ 383,153
Unrecognized uncertain tax positions				¥ 560
Forecast [Member]
Taxation [Line Items]
Net operating losses carry forwards						¥ 39,135	¥ 89,821	¥ 96,812	¥ 111,893	¥ 200,685
Tax Examinations Computational Errors [Member]
Taxation [Line Items]
Statute of limitations	3 years	3 years	3 years
Tax Examinations Underpayment of Taxes Exceeding Threshold Amount [Member]
Taxation [Line Items]
Statute of limitations	5 years	5 years	5 years
Underpayment of taxes	¥ 100
Tax Examinations Transfer Pricing Issues [Member]
Taxation [Line Items]
Statute of limitations	10 years	10 years	10 years
Tax Examinations Tax Evasion [Member]
Taxation [Line Items]
Statute of limitations
Hong Kong [Member]
Taxation [Line Items]
Percentage of statutory tax rate	16.50%	16.50%	16.50%
Amount of assessable profits under lowered tax rate (in Dollars) | $			$ 2,000
Statutory tax rate	8.25%	8.25%	8.25%
Statutory tax rate remaining profits	16.50%	16.50%	16.50%
California [Member]
Taxation [Line Items]
Percentage of income tax rate	8.84%	8.84%	8.84%
United States [Member]
Taxation [Line Items]
Percentage of statutory tax rate	21.00%	21.00%	21.00%
China [Member]
Taxation [Line Items]
Percentage of statutory tax rate	25.00%	25.00%	25.00%
Statutory tax rate	25.00%	25.00%	25.00%
Percentage of income tax rate	25.00%	25.00%	25.00%
Withholding tax	10.00%	10.00%	10.00%
Retained earnings
PRC [Member]
Taxation [Line Items]
Percentage of statutory tax rate	25.00%	25.00%	25.00%
Minimum [Member] | California [Member]
Taxation [Line Items]
Pay a minimum annual tax (in Dollars) | $		$ 800
Maximum [Member] | California [Member]
Taxation [Line Items]
Pay a minimum annual tax (in Dollars) | $		$ 250,000
PRC [Member]
Taxation [Line Items]
Net operating losses carry forwards	¥ 538,346